Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
Vessels Net [Abstract]
Vessels, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2013	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(16,822,057)	(16,822,057)
Balance December 31, 2013	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	81,051,077	-	81,051,077
Depreciation for the period	-	(18,154,020)	(18,154,020)
Balance December 31, 2014	$457,244,533	$(88,211,560)	$369,032,973